Reconciliation of Total Segments to Income (Loss) Before Provision for Taxes and Total Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total Revenues		$ 8,022,841	$ 8,517,673	$ 22,577,148
Less: Unrealized Principal Investment (Income) Loss		(603,154)	(1,563,849)	1,456,201
Total Expenses		4,981,130	4,973,025	9,476,617
Total Other Income		(83,997)	(82,859)	458,865
Total Other Income		0	0	0
Total GAAP Income Before Provision for Taxes		2,957,714	3,461,789	13,559,396
Less: Unrealized Principal Investment (Income) Loss		(603,154)	(1,563,849)	1,456,201
Total Assets		40,287,530	42,524,227
Operating Segments
Segment Reporting Information [Line Items]
Total Revenues	[1]	9,693,805	12,590,037	11,663,364
Total Expenses	[2]	4,068,460	5,133,895	4,699,257
Total Segment Distributable Earnings		5,625,345	7,456,142	6,964,107
Total Assets		36,443,911	37,947,760	6,964,107
Consolidation Adjustments and Reconciling Items
Segment Reporting Information [Line Items]
Less: Unrealized Performance Revenues	[3]	1,691,788	3,436,978	(8,675,246)
Less: Unrealized Principal Investment (Income) Loss	[4]	593,301	1,235,529	(679,767)
Less: Interest and Dividend Revenue	[5]	(535,641)	(285,075)	(163,044)
Less: Other Revenue	[6]	93,083	(183,754)	(202,885)
Impact of Consolidation	[7]	(200,237)	(109,379)	(1,197,854)
Transaction-Related and Non-Recurring Items	[8]	25,672	(24,656)	660
Less: Unrealized Performance Allocations Compensation	[8],[9]	654,403	1,470,588	(3,778,048)
Less: Equity-Based Compensation	[10]	(959,474)	(782,090)	(559,537)
Less: Interest Expense	[11]	(429,521)	(316,569)	(196,632)
Impact of Consolidation	[7]	(137,603)	(61,644)	(25,673)
Amortization of Intangibles	[12]	(33,457)	(60,481)	(68,256)
Transaction-Related and Non-Recurring Items		(309)	(81,789)	(143,378)
Administrative Fee Adjustment	[13]	(9,707)	(9,866)	(10,188)
Less: Unrealized Performance Revenues	[3]	1,691,788	3,436,978	(8,675,246)
Less: Unrealized Principal Investment (Income) Loss	[4]	593,301	1,235,529	(679,767)
Less: Interest and Dividend Revenue	[5]	(535,641)	(285,075)	(163,044)
Less: Other Revenue	[6]	93,083	(183,754)	(202,885)
Plus: Unrealized Performance Allocations Compensation	[8],[9]	(654,403)	(1,470,588)	3,778,048
Plus: Equity-Based Compensation	[10]	959,474	782,090	559,537
Plus: Interest Expense	[11]	429,521	316,569	196,632
Amortization of Intangibles	[12]	33,457	60,481	68,256
Administrative Fee Adjustment	[13]	9,707	9,866	10,188
Transaction-Related Charges	[8]	25,981	57,133	144,038
Segment Adjustment
Segment Reporting Information [Line Items]
Intersegment Eliminations		2,998	2,721	4,352
Intersegment Eliminations		2,998	2,721	4,352
Impact of Consolidation
Segment Reporting Information [Line Items]
Total Other Income		83,997	82,859	(458,865)
Impact of Consolidation	[7]	21,363	35,124	$ (1,631,046)
Total Assets	[7]	$ (3,843,619)	$ (4,576,467)

[1]	Total Segment Revenues is comprised of the following:
[2]	Total Segment Expenses is comprised of the following:
[3]	This adjustment removes Unrealized Performance Revenues on a segment basis.
[4]	This adjustment removes Unrealized Principal Investment Income on a segment basis.
[5]	This adjustment removes Interest and Dividend Revenue on a segment basis.
[6]	This adjustment removes Other Revenue on a segment basis. For the years ended December 31, 2023, 2022 and 2021, Other Revenue on a GAAP basis was $(92.9) million, $184.6 million and $203.1 million and included $(94.7) million, $182.9 million and $200.6 million of foreign exchange gains (losses), respectively.
[7]	This adjustment reverses the effect of consolidating Blackstone Funds, which are excluded from Blackstone’s segment presentation. This adjustment includes the elimination of Blackstone’s interest in these funds, the removal of revenue from the reimbursement of certain expenses by the Blackstone Funds, which are presented gross under GAAP but netted against Management and Advisory Fees, Net in the Total Segment measures, and the removal of amounts associated with the ownership of Blackstone consolidated operating partnerships held by non-controlling interests.
[8]	This adjustment removes Transaction-Related and Non-Recurring Items, which are excluded from Blackstone’s segment presentation. Transaction-Related and Non-Recurring Items arise from corporate actions including acquisitions, divestitures, Blackstone’s initial public offering and non-recurring gains, losses, or other charges, if any. They consist primarily of equity-based compensation charges, gains and losses on contingent consideration arrangements, changes in the balance of the Tax Receivable Agreement resulting from a change in tax law or similar event, transaction costs, gains or losses associated with these corporate actions and non-recurring gains, losses or other charges that affect period-to-period comparability and are not reflective of Blackstone’s operational performance.
[9]	This adjustment removes Unrealized Performance Allocations Compensation.
[10]	This adjustment removes Equity-Based Compensation on a segment basis.
[11]	This adjustment adds back Interest Expense on a segment basis, excluding interest expense related to the Tax Receivable Agreement.
[12]	This adjustment removes the amortization of transaction-related intangibles, which are excluded from Blackstone’s segment presentation.
[13]	This adjustment adds an amount equal to an administrative fee collected on a quarterly basis from certain holders of Blackstone Holdings Partnership Units. The administrative fee is accounted for as a capital contribution under GAAP, but is reflected as a reduction of Other Operating Expenses in Blackstone’s segment presentation.